Debt - Schedule of Contractual Payments Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Jan. 31, 2012	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 4,220		$ 1,018
2015	4,220		1,018
2016	5,275		1,273
2017	4,220		1,018
2018	3,165		764
Thereafter	648,790		150,517
Total	669,890		155,608	156,400
Less: Original issue discount	(6,903)	(9,500)
Total debt	$ 662,987